UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     August 15, 2011
     Robert W. Medway    New York, New York     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $660,291 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109    24528  2100000 SH       SOLE                  2100000
AES CORP                       COM              00130H105    42042  3300000 SH       SOLE                  3300000
ALLIED NEVADA GOLD CORP        COM              019344100    17685   500000 SH       SOLE                   500000
CINCINNATI BELL INC NEW        COM              171871106    15956  4805955 SH       SOLE                  4805955
FERRO CORP                     COM              315405100    12768   950000 SH       SOLE                   950000
FIDELITY NATIONAL FINANCIAL    CL A             31620R105    36241  2302491 SH       SOLE                  2302491
GENERAL MTRS CO                COM              37045V100    60720  2000000 SH       SOLE                  2000000
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    18666   710000 SH       SOLE                   710000
INGRAM MICRO INC               CL A             457153104    59953  3305000 SH       SOLE                  3305000
ISHARES TR                     IBOXX INV CPBD   464287242      575    20993 SH  PUT  SOLE                    20993
KKR & CO L P DEL               COM UNITS        48248M102    48942  2998900 SH       SOLE                  2998900
LEAR CORP                      COM NEW          521865204    38506   720000 SH       SOLE                   720000
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    54121  1405000 SH       SOLE                  1405000
MICROSOFT CORP                 COM              594918104     7439    58120 SH  CALL SOLE                    58120
PFIZER INC                     COM              717081103    49955  2425000 SH       SOLE                  2425000
ROCK-TENN CO                   CL A             772739207    43121   650000 SH       SOLE                   650000
SK TELECOM LTD                 SPONSORED ADR    78440P108     4369   233629 SH       SOLE                   233629
SPDR GOLD TRUST                GOLD SHS         78463V107    11189     4175 SH  CALL SOLE                     4175
SPDR GOLD TRUST                GOLD SHS         78463V107    15914   109000 SH       SOLE                   109000
STILLWATER MNG CO              COM              86074Q102    24871  1130000 SH       SOLE                  1130000
SUNOCO INC                     COM              86764P109    28154   675000 SH       SOLE                   675000
TFS FINL CORP                  COM              87240R107    44576  4605000 SH       SOLE                  4605000